Investments (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Unrealized and Realized Gains and Losses of Equity Securities

Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	82,504	33,346	501	71
Gross unrealized losses (impairment)	(351,380)	(287,005)	(168,759)	(23,769)
Net unrealized losses on equity securities held	(268,876)	(253,659)	(168,258)	(23,698)
Net realized gains on equity securities sold	67,105	32,536	6,117	862
Total net losses recognized in other income, net	(201,771)	(221,123)	(162,141)	(22,836)

Summary of unaudited condensed financial information of the Group's equity investments	The Group summarized the unaudited condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance sheet data:
Current assets	463,921	514,186	72,422
Non-current assets	1,404,594	1,298,749	182,925
Current liabilities	173,776	89,210	12,565
Non-current liabilities	13,249	5,843	823
Redeemable preferred shares	1,059,852	—	—

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Operating data:
Revenues	925,020	755,532	156,948	22,106
Gross profit	407,487	285,140	19,206	2,705
Operating income (loss)	459,079	(10,022)	(64,535)	(9,090)
Net income (loss)	464,352	(8,133)	(60,929)	(8,582)